Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Leases [Abstract]
Schedule of operating lease expense	The following table presents the Company’s lease costs which are included in general and administrative expenses in the unaudited condensed consolidated statements of operations:
	Three months ended		Six months ended
	June 30,		June 30,
	2023	2022	2023	2022
Fixed lease expense	$104,528	$139,315	$207,497	$69,191
Variable lease expense	96,335	89,016	105,270	44,508
Total operating lease expense	$200,863	$228,331	$312,767	$113,699

	Years ended December 31,
	2022	2021
Fixed lease expense	$275,763	$275,485
Variable lease expense	$178,032	$180,818
Total operating lease expense	$453,795	$456,303

Schedule of future minimum lease payments
Years Ending December 31,	Operating Leases
2023	$409,347
2024	142,847
2025	4,865
Total minimum payments	$557,059

Schedule of Right-of-Use Assets and Lease Liabilities	The following table presents the balance and classifications of the Company’s right-of-use assets and lease liabilities included in the unaudited condensed balance sheets:
	Balance Sheet Location	June 30, 2023	December 31, 2022
Assets
Noncurrent
Operating lease assets	Operating lease right-of-use asset	$1,384,779	$317,208

Liabilities
Current
Operating lease liabilities	Operating lease liabilities - current	524,279	410,158
Noncurrent
Operating lease liabilities	Operating lease liabilities - long-term	992,660	87,214
Total lease liabilities		$1,516,939	$497,372

Schedule of Maturities of Lease Liabilities	The following table presents the Company’s maturities of lease liabilities as of June 30, 2023:
2023	$220,745
2024	66,374
2025	208,169
2026	268,483
2027	290,968
2028 onward	2,476,008
Total lease payments	3,530,747
Total present value discount	(2,013,808)
Operating lease liabilities	$1,516,939